Other Liabilities (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Other Liabilities [Line Items]
Accrued liabilities for product warranty, excluding current portion	¥ 98,042	¥ 118,498
Pension and other postretirement benefits	542,917	581,418
Deferred income taxes	472,378	403,889
Other	263,193	336,715
Other liabilities (notes 4, 10, 11 and 13)	¥ 1,376,530	¥ 1,440,520